Document and Entity Information	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2023
Entity File Number	001-35721
Entity Registrant Name	DELEK LOGISTICS PARTNERS, LP
Entity Central Index Key	0001552797
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	45-5379027
Entity Address, Address Line One	310 Seven Springs Way, Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	771-6701
Title of 12(b) Security	Common Units Representing Limited Partnership Interests
Trading Symbol	DKL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false